Accounts receivables and contract assets (Details 3 - Textuals) - USD ($) $ in Thousands	Jan. 23, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of account receivable and contract assets by maturity date
Expected credit losses		$ 1,880	$ 2,744	$ 354
Financial instruments credit-impaired [member]
Disclosure of account receivable and contract assets by maturity date
Average expected credit loss factor		0.03%	0.02%
Expected credit losses		$ 1,857	$ 2,727
Financial instruments credit-impaired [member] | Bottom of range
Disclosure of account receivable and contract assets by maturity date
Expected credit losses qualitative provision rate			80.00%
Financial instruments credit-impaired [member] | Top of range
Disclosure of account receivable and contract assets by maturity date
Expected credit losses qualitative provision rate			100.00%
from 1 to 60 days | Events after reporting period [member]
Disclosure of account receivable and contract assets by maturity date
Accounts receivable, overdue amount received	$ 3,115